Post-employment and Other Employee-related Liabilities Net Periodic Post-retirement (Income) Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 0.9	$ 1.0	$ 1.0
Interest cost	6.5	7.1	6.7
Expected return on plan assets	(8.3)	(14.5)	(13.7)
Amortization of prior service credit	0.0	0.0	0.0
Net actuarial loss (gain)	2.9	1.8	2.9
Settlement charges	5.4	3.1	0.0
Net periodic benefit cost (income)	7.4	(1.5)	(3.1)
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0.0	0.0	0.0
Interest cost	0.6	0.7	0.7
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service credit	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	(0.3)	(1.2)	(0.1)
Settlement charges	0.0	0.0	0.0
Net periodic benefit cost (income)	$ (0.4)	$ (1.2)	$ (0.1)